Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Net loss	$ 1,144,670	$ 1,686,901
Accumulated losses	4,261,240	3,153,565
Stockholders' deficit	$ 3,055,690	$ 1,863,522	$ 176,574
Property, plant and equipment, estimated useful lives	5 years
Reportable segments description	the Company has five reportable segments based on business unit, Satellite Earth Observation, Satellite Ground Station Turnkey Services, Research & Development Center, Startup In Development and Holding Company, and two reportable segments based on country, Malaysia and Non-Malaysia